Financial risk management (Details) - Credit Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total	$ 1,018,833	$ 813,453
Available - For - Sale Securities [Member]
Disclosure of financial assets [line items]
Total	55	76
Accounts Receivable, Net Of Provision For Doubtful Accounts [Member]
Disclosure of financial assets [line items]
Total	480,792	405,916
Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Total	508,982	375,753
Current Restricted Cash [Member]
Disclosure of financial assets [line items]
Total	5,465	5,371
Fair Value Of Derivative Instruments - Assets [Member]
Disclosure of financial assets [line items]
Total	$ 23,539	$ 26,337